Digital Assets	12 Months Ended
Dec. 31, 2025
Digital Assets [Abstract]
DIGITAL ASSETS

NOTE 9 – DIGITAL ASSETS

During 2025, the Company began executing its Solana-based digital asset treasury and infrastructure strategy. The Company’s digital assets consist of SOL, the native cryptocurrency of the Solana blockchain. The Company’s digital assets may be acquired through purchases, received as consideration in financing transactions or other arrangements, and generated through staking activities.

The Company holds digital assets through digital wallets and custody arrangements, including arrangements with third-party service providers. Certain digital assets may be subject to staking, transfer or other restrictions that limit the Company’s ability to sell, transfer or otherwise access the assets during the applicable restriction period. For Locked SOL received in the PIPE transaction, the restrictions are associated with the specific wallet addresses and custody arrangements through which the assets are held, and the Company’s assessment considers whether the assets were restricted at the date the Company obtained control of the assets. The Company’s digital assets are subject to risks associated with digital asset markets, including price volatility, cybersecurity risk, custody risk, validator risk, regulatory risk, liquidity risk, counterparty risk and the risk of loss or limited access due to operational or technological failures.

The following table presents the Company’s digital asset holdings as of December 31, 2025. The Company did not hold any digital assets as of December 31, 2024:

	Quantity	Cost Basis	Carrying Value
SOL	787,331	133,619	83,377
SOL, restricted	153,155	27,278	11,469
Total digital assets	940,486	160,897	94,846

Restricted SOL represents SOL that is subject to vesting, transfer or other contractual restrictions. The Company does not have the ability to freely transfer, sell or unstake restricted SOL until the applicable vesting or unlock conditions have been satisfied. The Company considered the nature and duration of such restrictions, the expected vesting period, the liquidity of SOL, market volatility and other relevant market participant assumptions in determining the carrying value of Restricted SOL. Where applicable, management considered whether a discount for lack of marketability or other valuation adjustment was required.

The Company may stake unrestricted SOL through validators, including third-party validators and related-party validators, where applicable. Staked unrestricted SOL remains recognized as a digital asset of the Company when the Company retains beneficial ownership and the economic rights to the staked SOL and related staking rewards. Staking arrangements may be subject to lock-up, protocol, validator or custody restrictions, which may limit the Company’s ability to access or transfer the related SOL during the applicable period. Staking rewards are recognized in accordance with the Company’s revenue recognition and digital asset accounting policies.

The following table presents a reconciliation of the carrying value of the Company’s digital assets for the year ended December 31, 2025:

2025
SOL as of December 31, 2024	€-
In-kind SOL received from contributions	31,762
Purchases of SOL	127,660
Staking rewards	1,535
Impairment of SOL	(66,052)
Forex translation adjustment	(59)
SOL carrying value as of December 31, 2025	€94,846

Solana Foundation Arrangement

As of December 31, 2025, the Company had a prepayment for digital assets of €28,680, representing amounts paid for digital assets that had not yet been delivered to the Company as of the reporting date. These amounts were recorded as prepaid assets because the Company had not obtained control of the underlying digital assets as of December 31, 2025. Upon delivery of the digital assets, the Company will reclassify the balance from prepaid assets to digital assets, or another appropriate asset classification, based on the nature and intended use of the assets. The Company assessed the prepayment for digital assets for impairment in accordance with the Company’s impairment policy and recognized an impairment provision of EUR14,426 as of December 31, 2025.

The Company entered into an arrangement with the Solana Foundation pursuant to which the Company acquired SOL at a 15% discount to a market-based reference price. In October of 2026, the lock-up period restrictions will be removed. Subsequently in January 2026, the Company received the delivery of the SOL digital assets and recorded them in accordance with the existing accounting policy for digital assets.

The Company considers the Solana Foundation to be a related party due to certain contractual arrangements, including participation rights and the right to appoint members to the Board of Directors.